Business combination and goodwill - Summary of Group's Total Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jul. 11, 2022	Jun. 03, 2022	May 25, 2022	Jan. 14, 2022	Dec. 31, 2021	Nov. 19, 2021
Business combinations and goodwill
Goodwill						$ 4,418,226
Goodwill						4,418,226
Impairment charge	$ (29,653,409)
Viapool
Business combinations and goodwill
Goodwill	1,450,481				$ (1,450,481)
Voltlines
Business combinations and goodwill
Goodwill	10,980,457			$ (10,980,457)
Door2Door
Business combinations and goodwill
Goodwill	4,059,284		$ (4,059,284)
Shotl Transportation, S.L.
Business combinations and goodwill
Goodwill	4,270,505					$ 4,418,226	$ (4,418,226)
Urbvan
Business combinations and goodwill
Goodwill	$ 8,892,682	$ (8,892,682)